Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Provision for Income Taxes
The provision for income taxes was as follows:

Year Ended December 31	2013	2012	2011
Current
United States
Federal	$(0.8)	$17.5	$24.2
State	3.4	9.6	2.8
Non-United States	167.9	155.3	176.5
Total current	170.5	182.4	203.5
Deferred
United States
Federal	21.0	(20.4)	(2.3)
State	0.9	0.5	3.3
Non-United States	(4.9)	8.3	23.8
Total deferred	17.0	(11.6)	24.8
Total provision	$187.5	$170.8	$228.3

Effective Income Tax Rate Reconciliation
A reconciliation between taxes computed at the United States Federal statutory rate of 35% and the consolidated effective tax rate is as follows:

Year Ended December 31	2013	2012	2011
Income tax based on statutory rate	$166.4	$128.9	$168.0
Increase (decrease) resulting from:
Non-United States tax rate difference	27.7	40.8	40.6
Repatriation of non-United States earnings	(20.5)	(16.9)	11.1
State income taxes, net of Federal benefit	3.2	6.7	5.2
Change in valuation reserve	(0.5)	4.7	(3.3)
Other, net	11.2	6.6	6.7
Tax provision	$187.5	$170.8	$228.3

Components of Future Income Tax Benefits (Expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

December 31	2013	2012
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$17.9	$11.8
Employee compensation payable	26.5	20.3
Pension and postretirement benefits	(4.7)	(3.0)
Other	29.3	32.5
Valuation allowance	(15.7)	(4.9)
	53.3	56.7
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	19.7	19.9
Pension and postretirement benefits	54.9	58.7
Intangible assets	(122.1)	(118.1)
Net operating losses	151.0	149.0
Other	70.3	82.7
Valuation allowance	(111.4)	(126.2)
	62.4	66.0
Total future tax benefits	$115.7	$122.7
Current tax asset	$66.2	$60.6
Current tax liability	(4.4)	(3.9)
Noncurrent tax asset	68.2	84.4
Noncurrent tax liability	(14.3)	(18.4)
Total future tax benefits	$115.7	$122.7

Net Operating Loss Carryforwards
We have United States Federal and non-United States net operating loss carryforwards and United States state net operating loss carryforwards totaling $498.9 and $358.8, respectively, as of December 31, 2013. The net operating loss carryforwards expire as follows:

	United States Federal and Non-United States	United States — State
2014	$5.8	$7.7
2015	14.7	4.0
2016	9.9	3.1
2017	8.9	7.7
2018	9.1	—
Thereafter	113.1	336.3
No expirations	337.4	—
Total net operating loss carryforwards	$498.9	$358.8

Unrecognized Tax Benefit Activity
The following table summarizes the activity related to our unrecognized tax benefits during 2013, 2012 and 2011:

	2013	2012	2011
Gross unrecognized tax benefits, beginning of year	$26.4	$25.0	$25.0
Increases in prior year tax positions	2.1	5.8	0.9
Decreases in prior year tax positions	(5.6)	(0.8)	(1.5)
Increases for current year tax positions	3.4	3.1	2.5
Expiration of statute of limitations and audit settlements	(2.4)	(6.7)	(1.9)
Gross unrecognized tax benefits, end of year	$23.9	$26.4	$25.0
Potential interest and penalties	8.4	2.1	2.0
Balance, end of year	$32.3	$28.5	$27.0